Discontinued Operations (Consolidated Statements Of Comprehensive Loss) (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other expenses		$ 122	$ 128	$ 162
Gain (Loss) from discontinued operations, net of income taxes			$ 5	(36,116)
CSL
Operating expenses				7
Loss before provision for income taxes				(7)
Gain (Loss) from discontinued operations, net of income taxes				(7)
Boca International Limited
Revenues	$ 812			410
Cost of revenues	(523)			(1,738)
Operating expenses	(363)			(39,613)
Other expenses				(218)
Loss before provision for income taxes	(74)			(41,159)
Income tax credit	79			5,050
Gain (Loss) from discontinued operations, net of income taxes	$ 5			$ (36,109)